CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents		$ 17,789	$ 81,626
Deposit, upfront payments and other receivables		104,560	102,263
Promissory note - Prime Number Acquisition I Corp.		333,594
Total current assets		455,943	183,889
Non-current assets
Property and equipment, net		14,991	10,607
Right of use assets - operating lease, net		220,261	44,925
Total assets		691,195	239,421
Current liabilities
Accruals and other payables		587,346	13,227
Operating lease liability - current		173,045	36,385
Total current liabilities		760,391	49,612
Non-current liabilities
Amount due to immediate holding company		3,572,358	974,632
Operating lease liability - non-current		36,700
Total liabilities		4,369,449	1,024,244
Shareholders' equity
Ordinary stock ($0.0001 par value, 323,332 and 311,560 shares issued and outstanding as of June 30, 2023 and 2022, respectively) *	[1]	12,679	12,143
Additional paid in capital		15,903,549	1,545,661
Accumulated deficit		(19,143,513)	(2,351,743)
Accumulated other comprehensive income		(451,038)	9,116
Total noco-noco Inc. shareholders' equity		(3,678,323)	(784,823)
Non-controlling interest		69
Total shareholders' equity		(3,678,254)	(784,823)
Total liabilities and shareholder's equity		$ 691,195	$ 239,421

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.